DESSAUER & MCINTYRE ASSET MANAGEMENT, INC.


[GRAPHIC OMITTED]
                                                                    The Dessauer
                                                              Global Equity Fund
                                                           A no-load growth fund

                                                              Semi-Annual Report
                                                                       Unaudited
                                                Period Endede September 30, 2002



                                                 The Dessauer Global Equity Fund
November 11, 2002

Dear Fellow Shareholders:

This year's semiannual letter to shareholders is being written at a most interesting time in stock market history. Not since the 1930's have we seen the stock markets endure three down years in a row. This bear market has been the longest and second biggest since World War II. Investors have rediscovered risk both in terms of investment returns as well as physical risk given the various terrorist attacks around the world.

At the same time however, many important elements needed for economic and market recovery are falling into place. The economy itself has now had a full year of 3% GDP growth. Unemployment remains low by historical measures and productivity growth is currently driving this recovery. In addition, interest rates are at levels not seen since the early 1960's and inflation has been removed as a problem for the foreseeable future.

The markets themselves seem to have bottomed last July with a retest in early October, and the recent elections seem to imply a greater chance of stimulating the economy through changes in fiscal policy such as the elimination of the double taxation of dividends.

All of these things are quite positive and yet the confidence of investors and consumers alike remains quite subdued. Concerns over a double dip recession are discussed constantly in the financial media and business confidence is simply not where it needs to be in order to keep the recovery alive.

Investors must now avoid the mistake of becoming too pessimistic. Price earnings ratios have fallen dramatically and the various attempts to clean up "Corporate America" will eventually succeed. The bottom line in my opinion is that stock prices are substantially undervalued and trillions of dollars of sideline money is waiting to get back into the market when these various issues have been concluded.

As a portfolio manager, my strategy is to keep the portfolio positioned with companies that we believe will lead the recovery in the global economy and to keep a longer-term perspective. All one has to do is look at the volatility of the past three years to realize that trading in and out of the market is a fool's game.

Currently, the portfolio contains shares in such companies as Citigroup, the preeminent global financial services company. Even in a difficult period such as 2002, this company will earn over $14 billion. Just think what will happen when prosperity returns? Additionally, a major position is held in shares in Cendant. This company has done a wonderful job rebuilding its earnings and shareholder confidence since the events of 9-11. Cendant's earnings stream is well diversified between businesses that do well in a slow economy and those which do better in more normal times.

Cendant's shares in my view remain deeply depressed and the company agrees. It has now announced that it will use its huge and growing cash flow to deleverage its balance sheet and also to buy back shares. It is my opinion that over time this will have the effect of increasing earnings per share and financial strength of the company. A higher share price will result over time.

These are just two examples of why we hold the positions that we do in the Fund. The world and the economy have gone through quite a bit over the past three years. Investors who were once conditioned to expect annual gains of 20% or more in the stock market have learned that markets can and do go in both directions. At the same time, investors should never lose track of the fact that over the long run the equity markets of the world have been the best place for an investor to be. Today's headlines sometimes cover up the fact that democracies and capitalism are actually succeeding all over the world and the future remains bright and I believe the portfolio, as always, is a proxy for the future success of the global economy.

I remain the Fund's largest individual shareholder. On behalf of everyone here at Dessauer & McIntyre Asset Management Inc., I would like to thank all of my fellow shareholders for their continued confidence. Please visit our website at www.dessauerandmcintyre.com where I post a weekly commentary on the markets as well as an update on many of the Fund's portfolio holdings.

Sincerely,

Dessauer & McIntyre Asset Management, Inc.

/s/ Thomas P. McIntyre

Thomas P. McIntyre, President



                         The Dessauer Global Equity Fund

PORTFOLIO OF INVESTMENTS BY INDUSTRY at September 30, 2002
(Unaudited)

Common Stocks: 87.9%                                   Shares              Value
Biomedical: 1.9%
Millennium Pharmaceuticals, Inc. (United States ) *    20,000     $      186,400
                                                                    ------------

Consumer Services: 12.0%
Cendant Corp. (United States) * . . . . . . . . . .   107,208          1,153,558
                                                                    ------------
Financial Services: 18.1%
Citigroup, Inc. (United States) . . . . . . . . . .    28,389            841,734
JP Morgan Chase & Co. (United States)  . . . . . . .   30,000            569,700
Merrill Lynch & Co. (United States) . . . . . . . .    10,000            329,500
                                                                    ------------
                                                                       1,740,934
                                                                    ------------
Hotels & Gaming: 8.3%
Park Place Entertainment Corp. (United  States) *     100,000            795,000
                                                                    ------------

Industrial Conglomerate: 5.1%
General Electric Co. (United States). . . . . . . .    20,000            493,000
                                                                    ------------
Media and Entertainment: 16.3%
AOL Time Warner, Inc. (United States) * . . . . . .    64,728            757,318
Viacom, Inc. (United States) *. . . . . . . . . . .    20,000            811,000
                                                                    ------------
                                                                       1,568,318
                                                                    ------------
Property/Casualty Insurance: 0.5%
Travelers Property Casualty Co. Class A
(United States) * . . . . . . . . . . . . . . . . .     1,226             16,183
Travelers Property Casualty Co. Class B
(United States) * . . . . . . . . . . . . . . . . .     2,519             34,082
                                                                    ------------
                                                                          50,265
                                                                    ------------
Technology: 14.9%
Koninklijke (Royal) Philips Electronics N.V.
(Netherlands) . . . . . . . . . . . . . . . . . . .    24,264            352,556
LSI Logic Corp. (United States) * . . . . . . . . .    73,327            465,626
McData Corp. (United States) *. . . . . . . . . . .       721              3,915
Oracle, Corp. (United States) * . . . . . . . . . .    40,000            314,400
Texas Instruments, Inc. (United States) . . . . . .    20,000            295,400
                                                                    ------------
                                                                       1,431,897
                                                                    ------------
See accompanying Notes to Financial Statements.

                         The Dessauer Global Equity Fund

PORTFOLIO OF INVESTMENTS BY INDUSTRY at September 30, 2002
(Unaudited ) - (Continued)

                                                      Shares               Value
Telecommunication Equipment: 10.7%
Ericsson (L.M.) Telephone Co., ADR  (Sweden) *. . .    89,916     $       32,370
Motorola, Inc. (United States). . . . . . . . . . .    60,000            610,800
Scientific-Atlanta, Inc. (United States). . . . . .    31,236            390,762
                                                                    ------------
                                                                       1,033,932
                                                                    ------------
Total Common Stocks
(cost $11,388,567). . . . . . . . . . . . . . . . .                    8,453,304
                                                                    ------------

                                                   Principal
Short-Term Investment: 12.6%                          Amount               Value

Money Market: 12.6%
Federated Cash Trust Treasury Money Market
(cost $1,211,234) . . . . . . . . . . . . . . . . . 1,211,234     $    1,211,234


Total Investments in Securities
(cost $12,599,801): 100.5%. . . . . . . . . . . . .                    9,664,538

Liabilities in excess of Other Assets: (0.5%)                           (45,249)
                                                                    ------------
Net Assets: 100.0% . . . . . . . . . . . . . .                    $    9,619,289
                                                                    ------------

ADR - American Depository Receipt.
* Non-income producing security.

See accompanying Notes to Financial Statements.

                         The Dessauer Global Equity Fund

PORTFOLIO OF INVESTMENTS BY COUNTRY at September 30, 2002
(Unaudited )

                                                               Percent of
Country                                                        Net Assets

Netherlands . . . . . . . . . . . . . . . . . . . . . . . . . .      3.7%
Sweden . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.3%
United States . . . . . . . . . . . . . . . . . . . . . . . . .     96.5%

Total Investments in Securities . . . . . . . . . . . . . . . .    100.5%
Liabilities in excess of Other Assets . . . . . . . . . . . . .    (0.5%)
                                                             ------------
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%
                                                             ------------
See accompanying Notes to Financial Statements.

                         The Dessauer Global Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2002
(Unaudited)

ASSETS
Investments in securities, at value (cost $12,599,801) . . . . . . $  9,664,538
Receivables for:
Dividends and interest . . . . . . . . . . . . . . . . . . . . . .        8,820
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . .       41,690
Due from Advisor . . . . . . . . . . . . . . . . . . . . . . . . .       21,773
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . .        1,604
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . .       18,575
                                                                   ------------
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . .    9,757,000
                                                                   ------------

LIABILITIES
Cash overdraft . . . . . . . . . . . . . . . . . . . . . . . . . .        7,073
.. . . . . . . . . . . . . . .
Payables for:
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . .       19,893
.. . . . . . . . . .
Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . .      110,745
                                                                   ------------
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . .     137,711
                                                                   ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  9,619,289
                                                                   ============

Net asset value, offering and redemption price per share
($9,619,289/2,434,057 shares outstanding; 50,000,000
shares authorized, $0.01 par value) . . . . . . . . . . . . . . . .$       3.95
                                                                   ============
SOURCE OF NET ASSETS
Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . .$ 18,429,000
Accumulated net investment loss . . . . . . . . . . . . . . . . . .    (51,849)
Accumulated net realized loss on investments and foreign currency . (5,822,599)
Net unrealized depreciation on investments . . . . . . . . . . . .  (2,935,263)
                                                                   ------------
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . $  9,619,289
                                                                   ============

See accompanying Notes to Financial Statements.

                         The Dessauer Global Equity Fund

STATEMENT OF OPERATIONS
(Unaudited)
                                                                         For the
                                                                Six Months Ended
                                                              September 30, 2002

INVESTMENT INCOME
Income
Dividends (Net of withholding tax of $2,309) . . . . . . . . . . . $     66,819
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,408
Total investment income . . . . . . . . . . . . . . . . . . . . .        73,227
                                                                   ------------
Expenses
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .        51,628
Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .       35,987
Shareholder service fee . . . . . . . . . . . . . . . . . . . . .        33,939
Accounting fees . . . . . . . . . . . . . . . . . . . . . . . . .        23,173
Reports to shareholders . . . . . . . . . . . . . . . . . . . . .        17,375
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . .        17,209
Auditing fees . . . . . . . . . . . . . . . . . . . . . . . . . .        15,661
Trustee fees . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,017
Insurance expense . . . . . . . . . . . . . . . . . . . . . . . .         7,704
Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . .        7,509
Administration fees . . . . . . . . . . . . . . . . . . . . . . .         6,884
Registration expense . . . . . . . . . . . . . . . . . . . . . . .        5,729
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .         4,010
                                                                   ------------
Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . .      236,825
Less: expenses waived and absorbed by Advisor . . . . . . . . . .      (116,364)
                                                                   ------------
Net expenses before interest expense . . . . . . . . . . . . . . .      120,461
Interest expense . . . . . . . . . . . . . . . . . . . . . . . . .        4,614
                                                                   ------------
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .      125,075
                                                                   ------------
Net investment loss . . . . . . . . . . . . . . . . . . . . . . .       (51,848)
                                                                   ------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments and foreign currency . . . . . .      (327,846)
Net change in unrealized depreciation on investments and
foreign currency . . . . . . . . . . . . . . . . . . . . . . . . .   (6,635,360)
                                                                   ------------
Net realized and unrealized depreciation on investments and
foreign currency . . . . . . . . . . . . . . . . . . . . . . . . .   (6,963,206)
                                                                   ------------
Net Decrease in Net Assets Resulting from Operations . . . . . . .  ($7,015,054)
                                                                   ------------
See accompanying Notes to Financial Statements.


                        The Dessauer Global Equity Fund

STATEMENT OF CHANGES IN NET ASSETS
                                                 For the             For the
                                           Six Months Ended        Year Ended
                                           September 30, 2002*   March 31, 2002

DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss . . . . . . . . . . . . . .$   (51,848)    $   (433,209)
Net realized loss on investments and
foreign currency . . . . . . . . . . . . . . .    (327,846)      (5,303,510)
Net unrealized depreciation on investments and
foreign currency . . . . . . . . . . . . . . .  (6,635,360)      (5,596,747)
                                              ------------     ------------
Net decrease in net assets resulting
from operations . . . . . . . . . . . . . . . . (7,015,054)     (11,333,466)
                                              ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
From realized gain on investments . . . . . . .          -       (5,892,972)
                                              ------------     ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold . . . . . . . . . . .    477,160        1,917,314
Proceeds from reinvestment of distributions              -        4,026,440
Cost of shares redeemed . . . . . . . . . . . . (2,607,395)     (13,458,697)
                                              ------------     ------------
Net decrease from capital share transactions    (2,130,235)      (7,514,943)
                                              ------------     ------------
Net decrease in net assets . . . . . . . . . .  (9,145,289)     (24,741,381)
                                              ------------     ------------

NET ASSETS
Beginning of period . . . . . . . . . . . . . . 18,764,578       43,505,959
                                              ------------     ------------
End of period . . . . . . . . . . . . . . . . .$ 9,619,289    $  18,764,578
                                              ============     ============
Accumulated net investment loss . . . . . . . .$   (51,849)   $           -
                                              ============     ============

CHANGES IN SHARES
Shares sold . . . . . . . . . . . . . . . . . .     83,757          160,635
Shares reinvested from distributions . . . . .           -          522,914
Shares redeemed . . . . . . . . . . . . . . . .   (506,968)      (1,255,023)
                                              ------------     ------------
Net decrease . . . . . . . . . . . . . . . . .    (423,211)        (571,474)
                                              ============     ============
* Unaudited.

See accompanying Notes to Financial Statements.

                         The Dessauer Global Equity Fund

FINANCIAL HIGHLIGHTS for a capital share outstanding throughout the period


                                   For the   For the
                                  Six Months   Year   For the   For the   For the    May 30,
                                    Ended     Ended    Year      Year      Year       1997*
                                  September   March    Ended     Ended     Ended        to
                                     30,       31,    March 31, March 31, March 31,  March 31,
                                    2002#      2002    2001      2000      1999       1998

Net asset value, beginning of period $6.57    $12.69   $23.56    $14.97    $13.69     $11.88
                                    ------    ------   ------    ------    ------     ------
INCOME FROM INVESTMENT
OPERATIONS
Net investment loss . . . . . .      (0.02)    (0.15)   (0.24)    (0.24)    (0.05)      0.10
Net realized and unrealized gain
(loss) on investments . . . . .      (2.60)    (3.72)   (8.90)     8.92      1.35       1.90**
                                    ------    ------   ------    ------    ------     ------
Total from investment operations     (2.62)    (3.87)   (9.14)     8.68      1.30       2.00
                                    ------    ------   ------    ------    ------     ------
LESS DISTRIBUTIONS
Dividends from net investment income     -         -        -         -     (0.02)     (0.06)
Distributions from net realized gain     -     (2.25)   (1.73)    (0.09)        -      (0.13)
                                    ------    ------   ------    ------    ------     ------
Total distributions . . . . . .          -     (2.25)   (1.73)    (0.09)    (0.02)     (0.19)
                                    ------    ------   ------    ------    ------     ------
Net asset value, end of period .     $3.95     $6.57   $12.69    $23.56    $14.97     $13.69
                                    ======    ======   ======    ======    ======     ======

Initial offering price . . . . .       N/A       N/A      N/A       N/A    $12.50     $12.50
New York Stock Exchange closing
price, end of period . . . . . .       N/A       N/A      N/A       N/A    $14.13     $12.50

Total investment return +++ . .        N/A       N/A      N/A       N/A     13.20%(1)   1.76%+

Total return . . . . . . . . . .    (39.57%)  (33.07)  (39.86%)   58.18%(2)  9.54%(2)  17.27%+

Net assets, end of period (millions)  $9.6     $18.8    $43.5     $81.2     $90.6      $82.8

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets
including interest expense:
Before fees waived and expenses
recouped by Advisor . . . . . .       3.52%++   2.40%    1.77%     2.26%     1.43%      1.54%++
After fees waived and expenses
recouped by Advisor . . . . . .       1.82%++   1.78%    1.78%     1.79%      N/A         N/A

Ratio of net investment income
(loss) to average net assets:
Before fees waived and expenses
recouped by Advisor . . . . . .      (2.45%)++ (1.98%)  (1.23%)   (1.62%)   (0.32%)     0.99%++
After fees waived and expenses
recouped by Advisor . . . . . .      (0.75%)++ (1.36%)  (1.24%)   (1.15%)     N/A        N/A

Portfolio turnover rate . . . .       4.74%+   57.90%   68.76%     9.63%    51.68%     74.47%+

#    Unaudited.
*    Commencement of the Fund.
** Includes the impact of a $330,000 ($0.06 per share) charge for offering expenses paid pursuant to the terms of the prospectus dated May 30, 1997.
+    Not Annualized
++   Annualized
+++  Does not reflect sales charges

(1)  Based  on  the  market  price  of  the  Fund's  shares  and  including  the
     reinvestment  of  dividends  and   distributions   at  prices  obtained  by
     participants in the Fund's dividend reinvestment plan.

(2)  Based on net  asset  value  per share and  including  the  reinvestment  of
     dividends  and   distributions.   See   accompanying   Notes  to  Financial
     Statements.

                         The Dessauer Global Equity Fund

Notes to Financial Statements (Unaudited)

Note 1 - Organization

The Dessauer Global Equity Fund (the "Fund") is a Delaware business trust that was organized on June 27, 1996 and registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund commenced operations on May 30, 1997 and has, as its objective, long-term capital appreciation. On April 22, 1999 the Fund ceased to operate as a closed-end fund and commenced operations as an open-end fund.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Investments in securities traded on a primary exchange are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value. U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

     Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period. Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

The Dessauer Global Equity Fund

B. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from security transactions are calculated using the specific identification method.

C. Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.Useof Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates

The Fund entered into an Investment Advisory Agreement with Dessauer & McIntyre Asset Management, Inc. ("DAMCo.") pursuant to which the Investment Adviser is responsible for providing investment advisory services to the Fund (the "Advisory Agreement"). Effective June 27, 1998 the Fund pays DAMCo. a monthly fee at an annual rate of 0.75% of its average daily net assets. Prior to June 27, 1998, the Fund paid DAMCo. fees at an annual rate of 0.60% of its average daily net assets. For the six months ended September 30, 2002, the Fund incurred $51,628 in advisory fees.

The Fund is responsible for its own operating expenses. DAMCo. has agreed to limit the Fund's total expenses, excluding interest and taxes, to not more than 1.75% of its average daily net assets. Any fee withheld and/or any Fund expense absorbed by DAMCo., if so requested by DAMCo., any time before the end of the third fiscal year following the year in which the fees waived and expense absorbed relate, provided the aggregate amount of the Fund's current operation for such fiscal year does not exceed the applicable limitation of Fund's expenses. For the six months ended September 30, 2002, DAMCo. waived fees and absorbed expenses of $116,364. The Fund must pay its current ordinary operating expenses before DAMCo. is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. As of September 30, 2002, the cumulative unreimbursed amount paid and/or waived by DAMCo. on behalf of the Fund is $647,697. DAMCo.

                        The Dessauer Global Equity Fund

may recapture $334,432 no later than March 31, 2003, $196,901 no later than March 31, 2005 and $116,364 no later than March 31, 2006.

U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings, prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee equal to 0.10% of average daily net assets. For the six months ended September 30, 2002, the Fund paid $6,884 in such fees. Certain officers of the Fund are also officers and/or Directors of DAMCo.

Note 4 - Concentration of Risk

The Fund invests a substantial portion of its assets in foreign securities. Certain price and currency exchange fluctuations, as well as economic and political situations in the foreign jurisdictions, could have a significant impact on the Fund's net assets.

Note 5 - Line of Credit

As of July 31, 2002, the Fund no longer has a committed line of credit. Prior to July 31, 2002, the Fund had a $5 million committed line of credit with a bank that renewed annually on June 30.

Note 6 - Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding U. S. Government obligations and short-term investments, for the six months ended September 30, 2002, was $595,253 and $3,190,664 respectively.

As of September 30, 2002 tax basis of the Fund's investments were as follows:

Cost of investments for tax purposes . . . . . . . . . . .          $ 12,599,801
.. .
Gross tax unrealized appreciation      . . . . . . . . . .               488,975
                                       . . . .
Gross tax unrealized depreciation      . . . . . . . . . .           (3,424,238)
                                       . . . .
Net tax unrealized depreciation on investments . . . .             $ (2,935,263)

As of March 31, 2002, the Fund had a capital loss carryforward of $5,477,049, which is available to offset future realized capital gains. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and

                        The Dessauer Global Equity Fund

within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. As of March 31, 2002, the Fund had no post-October deferred losses.

Note 7 - Trustee and Officer Information (Unaudited)



                                                                      Number of
                                                     Principal        Portfolios
                                                     Occupation(s)    In Fund
                                                     During           Complex        Other
                          Position(s)     Year       the Past         Overseen       Directorships
Name, Address and Age     Held            Elected1   5 Years         by Trustee     Held

"Non-Interested" Trustees

Ingrid R. Hendershot      Trustee         1997       President,       One
4 Main Street                                        Hendershot
Orleans Massachusetts                                Investments
02653
(43)

J. Brooks Reece           Trustee         1997       Vice             One            Investec
4 Main Street                                        President,                      Funds
Orleans Massachusetts                                Sales &
02653                                                Marketing,
(54)                                                 Adcole
                                                     Corporation

Peter M. Alessi           Trustee         1999       Retired          One
4 Main Street
Orleans Massachusetts
02653
(57)
                                                                      Number of
                                                     Principal        Portfolios
                                                     Occupation(s)    In Fund
                                                     During           Complex        Other
                         Position(s)      Year       the Past         Overseen       Directorships
Name, Address and Age    Held             Elected1   5 Years          by Trustee     Held

"Interested" Trustees2 and Other Officers

Thomas P. McIntyre       Trustee and      1997       President,       One
4 Main Street            Chairman                    Dessauer &
Orleans Massachusetts                                McIntyre Asset
02653                                                Management, Inc.
(45)

Robert E. Flynn          Vice-President   1999       Equity           One
4 Main Street                                        Research
Orleans Massachusetts                                Analyst,
02653                                                Dessauer & McIntyre Asset
(26)                                                 Management, Inc.



1 Trustees and officers of the Fund serve until their resignation, removal or retirement.
2    "Interested  persons"  within the meaning as defined in the 1940 Act.
3    The Dessauer Global Equity Fund

Note 8 - Special Meeting of Shareholders and Subsequent Events

On October 24, 2002, the shareholders approved the reorganization of the Fund into a newly organized series of Advisors Series Trust. The purpose of the reorganization is to attempt to reduce its annual operating expenses. A brief description of the matter voted upon as well as the voting results is outlined below.

Shareholders were asked to vote upon proposed reorganization of the Fund.

       For          Against     Abstaining        Total
    1,365,185        86,112       39,197        1,490,494

As a result the Fund has merged into a newly organized series of Advisor Series Trust on October 24, 2002.

This material is intended for shareholders of The Dessauer Global Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Fund holdings are subject to change and are not recommendations to buy or sell any security. Statements and other information herein are dated and are subject to change.



The Fund is distributed by Quasar Distributors LLC*, Milwaukee, WI

For more information, please call 1-800-560-0086
*Formerly distributed by First Fund Distributors, Inc. DESAR 11/02